SEGMENT INFORMATION (DETAILS 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Revenue, Major Customer [Line Items]
Revenues	$ 22,936	$ 21,933	$ 25,370
HONG KONG [Member]
Revenue, Major Customer [Line Items]
Revenues	5,086	6,148	5,933
Other Asian Countries [Member]
Revenue, Major Customer [Line Items]
Revenues	1,489	1,415	995
Europe [Member]
Revenue, Major Customer [Line Items]
Revenues	15,564	13,503	14,030
North America [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 797	$ 867	$ 4,412